ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Summary of subsidiaries, VIE and VIE's subsidiaries

The Company’s major subsidiaries, the VIEs and VIEs’ major subsidiaries as of December 31, 2025 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	Hong Kong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang	Nov 24, 2020	Beijing, China	100%	Education technical services
Chengdu Yuexuebang Network Technology Co., Ltd ("Chengdu Yuexuebang")	Oct 20, 2023	Chengdu, China	100%	Education technical services
Shanghai Chuxuebang Network Technology Co., Ltd ("Shanghai Chuxuebang")	Feb 18, 2021	Shanghai, China	100%	Education technical services
Wuhan Lexuebang Network Technology Co., Ltd ("Wuhan Lexuebang")	Jan 16, 2025	Wuhan, China	100%	Education technical services

VIEs:
Beijing Gaotu	Jun 4, 2014	Beijing, China	100%	Education services
Shanghai Duwen	May 1, 2025	Shanghai, China	100%	Education services

VIEs' major subsidiaries:
Beijing GaoTuYunFan Technology Co., Ltd ("GaoTuYunFan")	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd ("GaoTuYunJi")	Jul 18, 2017	Beijing, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd ("ZhengzhouGaoTu")	Jan 19, 2020	Zhengzhou, China	100%	Education services
Guangzhou XingHuo Online Computer Technology Co., Ltd ("Guangzhou XingHuo")	Aug 18, 2022	Guangzhou, China	100%	Education services
Guangzhou GaoTu Technology Co., Ltd ("GuangzhouGaoTu")	Dec 9, 2022	Guangzhou, China	100%	Education services
Chengdu GaoTuXingHui Technology Training School Co., Ltd ("Chengdu Xinghui")	Mar 30, 2023	Chengdu, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2024 and 2025, and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	496,489	514,955
Restricted cash	5,222	115,828
Short-term investments	593,393	2,083,401
Inventory, net	36,401	54,950
Prepaid expenses and other current assets, net	392,016	399,829
Total current assets	1,523,521	3,168,963
Operating lease right-of-use assets	460,193	448,837
Property, equipment and software, net	622,641	960,856
Intangible assets, net	17,984	16,697
Land use rights, net	25,762	78,105
Long-term investments	727,571	64,393
Goodwill	331	331
Rental deposit	33,688	36,297
Other non-current assets	1,424	742
Total non-current assets	1,889,594	1,606,258
Total assets	3,413,115	4,775,221

Short-term borrowings	—	100,000
Accrued expenses and other current liabilities	811,879	1,131,781
Amount due to related party	—	181,757
Deferred revenue, current portion	1,867,096	2,288,255
Operating lease liabilities, current portion	114,471	129,258
Income tax payable	606	171
Total current liabilities	2,794,052	3,831,222
Deferred revenue, non-current portion	218,797	276,620
Operating lease liabilities, non-current portion	337,258	309,940
Deferred tax liabilities	70,316	75,248
Long-term borrowings	—	31,883
Total non-current liabilities	626,371	693,691
Total liabilities	3,420,423	4,524,913

1.
ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	2,960,813	4,552,921	6,126,081
Net income	598,211	39,838	717,230
Net cash generated from operating activities	919,990	1,227,747	1,450,232
Net cash (used in)/generated from investing activities	(1,157,633)	896,344	(1,075,743)
Net cash generated from financing activities	—	—	129,220